Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000198465
Shareholder Report [Line Items]
Fund Name	U.S. Minimum Volatility ETF
Class Name	ETF Shares
Trading Symbol	VFMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[1]
AssetsNet	$ 278,000,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$278
Number of Portfolio Holdings	186
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Consumer Discretionary	11.0%
Consumer Staples	11.9%
Energy	4.2%
Financials	8.8%
Health Care	11.4%
Industrials	6.7%
Real Estate	6.1%
Technology	23.2%
Telecommunications	7.9%
Utilities	8.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198466
Shareholder Report [Line Items]
Fund Name	U.S. Momentum Factor ETF
Class Name	ETF Shares
Trading Symbol	VFMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[2]
AssetsNet	$ 1,040,000,000
Holdings Count | Holding	629
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$1,040
Number of Portfolio Holdings	629
Portfolio Turnover Rate	47%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	1.4%
Consumer Discretionary	16.0%
Consumer Staples	8.0%
Energy	4.4%
Financials	19.7%
Health Care	15.8%
Industrials	15.4%
Real Estate	0.7%
Technology	13.2%
Telecommunications	4.4%
Utilities	0.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198467
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor Fund
Class Name	Admiral™ Shares
Trading Symbol	VFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3]
AssetsNet	$ 178,000,000
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$178
Number of Portfolio Holdings	566
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	2.1%
Consumer Discretionary	17.4%
Consumer Staples	10.0%
Energy	3.1%
Financials	28.4%
Health Care	12.2%
Industrials	12.2%
Real Estate	0.2%
Technology	10.1%
Telecommunications	3.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198469
Shareholder Report [Line Items]
Fund Name	U.S. Quality Factor ETF
Class Name	ETF Shares
Trading Symbol	VFQY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[4]
AssetsNet	$ 385,000,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$385
Number of Portfolio Holdings	413
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	2.7%
Consumer Discretionary	19.8%
Consumer Staples	8.0%
Energy	2.7%
Financials	15.0%
Health Care	10.5%
Industrials	22.1%
Technology	17.3%
Telecommunications	1.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198470
Shareholder Report [Line Items]
Fund Name	U.S. Value Factor ETF
Class Name	ETF Shares
Trading Symbol	VFVA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[5]
AssetsNet	$ 598,000,000
Holdings Count | Holding	604
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$598
Number of Portfolio Holdings	604
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	4.4%
Consumer Discretionary	17.4%
Consumer Staples	7.9%
Energy	10.5%
Financials	20.8%
Health Care	14.3%
Industrials	12.3%
Real Estate	0.4%
Technology	8.3%
Telecommunications	3.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198481
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor ETF
Class Name	ETF Shares
Trading Symbol	VFMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[6]
AssetsNet	$ 349,000,000
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$349
Number of Portfolio Holdings	561
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	1.7%
Consumer Discretionary	16.8%
Consumer Staples	10.0%
Energy	2.9%
Financials	28.6%
Health Care	13.1%
Industrials	13.2%
Technology	9.5%
Telecommunications	3.8%
Utilities	0.1%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000241270
Shareholder Report [Line Items]
Fund Name	Short-Term Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTES
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[7]
AssetsNet	$ 1,029,000,000
Holdings Count | Holding	2,965
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$1,029
Number of Portfolio Holdings	2,965
Portfolio Turnover Rate	12%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	15.5%
1 to 3 Years	29.2%
3 to 5 Years	27.6%
5 to 10 Years	27.0%
10 to 20 Years	0.4%
20 to 30 Years	0.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.